SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Allowance for doubtful accounts	$ 44,000	$ 0
Prepaid insurance	$ 1,300,000
Foreign currency exchange rate	0.7854	0.7525
Lease revenue	$ 500,000	$ 300,000
Contract liability	275,000	4,804,000
Provision for DIR fees	200,000
Deferred offering costs	3,600,000	200,000
Employees
Related Party Transaction [Line Items]
Related party accounts receivable	$ 300,000	$ 0